15. FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT: Schedule of financial instruments carried at fair value (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Cash and cash equivalents	$ 1,887,924	$ 564,507	$ 696,395	$ 175,235
Level 1 of fair value hierarchy
Cash and cash equivalents	1,887,924	564,507
Level 2 of fair value hierarchy
Cash and cash equivalents	0	0
Level 3 of fair value hierarchy
Cash and cash equivalents	$ 0	$ 0